NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of liabilities arising from financing activities
As at beginning of year	¥ 127,852,937	¥ 128,087,633
Net cash generated from operating activities	(675,013)	2,614,307
Net cash flows from/(used in) investing activities	8,562,507	2,522,314
Payment of upfront interest of gold leasing arrangement	2,323,105	7,804,083
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	13,185,034	3,478,550
Repayments of medium-term notes and short-term bonds	(21,815,000)	(16,300,000)
Repayments of gold leasing arrangement	(7,519,283)	(4,000,000)
Drawdown of short-term and long-term bank and other loans	76,899,591	83,758,749
Repayments of short-term and long-term bank and other loans	(70,546,537)	(78,866,459)
Proceeds from finance lease, net of deposit and transaction costs	1,204,843	1,000,036
Capital elements of finance lease rental payment	(3,915,404)	(2,462,250)
Dividends paid by subsidiaries to non-controlling shareholders	277,771	2,446
Amortization of unrecognized finance expenses and interest expense	527,385	414,723
Interest paid	(560,150)	(278,084)
Net cash (used in)/ generated from financing activities	(9,938,645)	(5,448,206)
Net foreign exchange differences	21,532	76,889
As at end of year	125,823,318	127,852,937
Financial liabilities at fair value through profit or loss
Reconciliation of liabilities arising from financing activities
As at beginning of year	89,426	3,575
Net cash flows from/(used in) investing activities	(87,660)	85,851
As at end of year	1,766	89,426
Trade and notes payables
Reconciliation of liabilities arising from financing activities
As at beginning of year	12,360,441	11,532,163
Net cash generated from operating activities	(5,660)	1,361,087
Net cash flows from/(used in) investing activities	1,646,299	(530,457)
Net foreign exchange differences	6,520	(2,352)
As at end of year	14,007,600	12,360,441
Financial liabilities included in other current payables and accrued expenses
Reconciliation of liabilities arising from financing activities
As at beginning of year	11,363,236	9,793,534
Net cash generated from operating activities	(669,353)	1,253,220
Net cash flows from/(used in) investing activities	(193,345)	640,157
Repayments of short-term and long-term bank and other loans	(1,000,000)
Dividends paid by subsidiaries to non-controlling shareholders	277,771	2,446
Interest paid	(449,835)	(278,084)
Reclassification	(90,644)	(36,690)
Net cash (used in)/ generated from financing activities	(1,262,708)	(312,328)
Net foreign exchange differences	14,095	(11,347)
As at end of year	9,251,925	11,363,236
Financial liabilities included in other non-current liabilities
Reconciliation of liabilities arising from financing activities
As at beginning of year	769,061	789,720
Net cash flows from/(used in) investing activities		(73,701)
Amortization of unrecognized finance expenses and interest expense	6,090	16,352
Interest paid	(24,736)
Reclassification	90,644	36,690
Net cash (used in)/ generated from financing activities	71,998	53,042
As at end of year	841,059	769,061
Interest bearing loans and borrowings
Reconciliation of liabilities arising from financing activities
As at beginning of year	103,270,773	105,968,641
Net cash flows from/(used in) investing activities	7,197,213	2,400,464
Payment of upfront interest of gold leasing arrangement	2,323,105	7,804,083
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	13,185,034	3,478,550
Repayments of medium-term notes and short-term bonds	(21,815,000)	(16,300,000)
Repayments of gold leasing arrangement	(7,519,283)	(4,000,000)
Drawdown of short-term and long-term bank and other loans	76,899,591	83,758,749
Repayments of short-term and long-term bank and other loans	(69,546,537)	(78,866,459)
Proceeds from finance lease, net of deposit and transaction costs	1,204,843	1,000,036
Capital elements of finance lease rental payment	(3,915,404)	(2,462,250)
Amortization of unrecognized finance expenses and interest expense	521,295	398,371
Interest paid	(85,579)
Net cash (used in)/ generated from financing activities	(8,747,935)	(5,188,920)
Net foreign exchange differences	917	90,588
As at end of year	¥ 101,720,968	¥ 103,270,773